TRADE PAYABLES (Tables)	12 Months Ended
Dec. 31, 2017
TRADE PAYABLES [abstract]
Schedule of trade payables
	As at 31 December 2016	As at 31 December 2017
	RMB’000	RMB’000

Payables to third parties	610,472	614,822
Payables to related parties	533,051	710,255
	1,143,523	1,325,077

Schedule of aging analysis of trade payables
	As at 31 December 2016	As at 31 December 2017
	RMB’000	RMB’000

Within 1 year	860,315	1,075,298
Over 1 year but within 2 years	258,227	180,294
Over 2 years but within 3 years	7,477	49,359
Over 3 years	17,504	20,126
	1,143,523	1,325,077